EXPENSES BY NATURE (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefit expenses	€ (1,171)	€ (1,110)	€ (967)
Depreciation and amortization	(294)	(287)	(267)
Other gains and losses - net	(19)	(8)	117
Total operating expenses	(6,902)	(7,786)	(5,668)
Total Operating Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials and consumables used	(4,496)	(5,545)	(3,885)
Employee benefit expenses	(1,171)	(1,110)	(967)
Energy costs	(263)	(274)	(149)
Sub-contractors	(130)	(125)	(102)
Freight out costs	(145)	(163)	(143)
Professional fees	(82)	(81)	(63)
Lease expenses	(18)	(15)	(12)
Depreciation and amortization	(294)	(287)	(267)
Other operating expenses	(284)	(178)	(197)
Other gains and losses - net	€ (19)	€ (8)	€ 117